SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

MARTIN MARIETTA MATERIALS, INC. AND CONSOLIDATED SUBSIDIARIES

Col A	Col B	Col C			Col D		Col E
		Additions
Description	Balance at beginning of period	(1) Charged to costs and expenses	(2) Charged to other accounts- describe		Deductions-describe		Balance at end of period
	(Amounts in Thousands)

Year ended December 31, 2015
Allowance for doubtful accounts	$4,077	$2,863	$-		$-		$6,940
Allowance for uncollectible notes receivable	1486	-	-		901	(a)	585
Inventory valuation allowance	119,189	13,365	1,400	(c)	3,370	(d)	130,584

Year ended December 31, 2014
Allowance for doubtful accounts	$4,081	$-	$-		$4	(a)	$4,077
Allowance for uncollectible notes receivable	809	-	1,103	(b)	426	(a)	1486
Inventory valuation allowance	99,026	11,762	9,942	(c)	1,541	(d)	119,189

Year ended December 31, 2013
Allowance for doubtful accounts	$6,069	$-	$-		$1,988	(a)	$4,081
Allowance for uncollectible notes receivable	440	369	-		-		809
Inventory valuation allowance	96,817	1,165	1,044	(c)	-		99,026

(a) Write off of uncollectible accounts and change in estimates.

(b) Application of reserves to acquired notes receivable.

(c)  Application of reserve policy to acquired inventories.

(d) Divestitures.